TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	R$ 12,924,646	R$ 11,832,602
(-) Adjustment to present value	(181,559)	(117,978)
Trade and accounts payable, net	12,743,087	11,714,624
Current	12,735,628	11,701,996
Non-current	7,459	12,628
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	10,327,274	9,776,720
Related parties	26,970	36,058
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	2,570,360	2,019,800
Related parties	R$ 42	R$ 24